Mar. 01, 2025
Redwood Systematic Macro Trend ("SMarT") Fund
FUND SUMMARY: REDWOOD SYSTEMATIC MACRO TREND (“SMART”) FUND
Investment Objective:
The Fund seeks to generate capital appreciation while focusing on managing downside risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Redwood Systematic Macro Trend ("SMarT") Fund	Redwood Systematic Macro Trend ("SMarT") Fund Class I	Redwood Systematic Macro Trend ("SMarT") Fund Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) for Shares Held Less Than One Year (as a % of original purchase price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Redwood Systematic Macro Trend ("SMarT") Fund		Redwood Systematic Macro Trend ("SMarT") Fund Class I	Redwood Systematic Macro Trend ("SMarT") Fund Class N
Management Fees		1.00%	1.00%
Distribution (12b-1) and Service Fees		none	0.25%
Other Expenses		0.40%	0.40%
Acquired Fund Fees and Expenses	[1]	0.29%	0.29%
Total Annual Fund Operating Expenses	[2]	1.69%	1.94%
Expense Waiver	[3]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Expense Waiver		1.58%	1.83%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. In addition, the fees and expenses shown in the table above and the Expense Example that follows include the Fund’s share of the fees and expenses of an affiliated fund in which the Fund invests. However, to avoid charging duplicative fees, the Adviser voluntarily waives and/or reimburses the Fund’s Management Fee with respect to the amount of its net assets invested in such underlying affiliated fund. During the fiscal year ended October 31, 2024, the amount waived and/or reimbursed by the Adviser with respect to investments in the underlying affiliated fund was 0.10%. The amount of this waiver/reimbursement will fluctuate depending on the Fund’s daily allocations to the underlying affiliated fund.
[3]	The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2026, to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.55% and 1.30% of average daily net assets attributable to Class N and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the reimbursement was made.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Redwood Systematic Macro Trend ("SMarT") Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Redwood Systematic Macro Trend ("SMarT") Fund Class I	162	523	908	1,989
Redwood Systematic Macro Trend ("SMarT") Fund Class N	187	600	1,032	2,256

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies:

Utilizing a quantitative and tactical approach, the Fund implements an investment strategy that seeks to hold a diversified portfolio of securities, exchange-traded funds (“ETFs”), open-end investment companies and/or closed-end investment companies, including tender offer and interval funds within any of the following asset classes when, in the view of the Fund’s adviser, Redwood Investment Management, LLC (“Redwood” or the “Adviser”), various risk measurements show the potential to produce positive returns: domestic and international small-cap equities; growth and income equities; preferred securities; convertible bonds; high yield bonds and leveraged loans; emerging market bonds; and real estate investment trusts. During periods that the Adviser identifies as above average risk, the Fund’s assets may be moved into money market instruments, including money market funds, or U.S. government security funds. In performing its investment selection, the Adviser evaluates directional trends using quantitative models and inputs. The Fund may invest up to 20% of its net assets in open-end investment companies or ETFs that invest primarily in emerging market debt. Though it intends to invest in the securities identified above, the Fund may also invest in debt securities of any credit quality or maturity and other equity securities. The Fund may invest in affiliated and unaffiliated investment companies.

The Adviser’s quantitative strategy takes into account macro market data and other market-based inputs and metrics to seek to identify market trends. When making investment decisions for the Fund the portfolio managers consider both technical factors as well as an assessment of current market conditions and other factors.

The Fund may also invest directly or indirectly in various types of derivatives, including swap contracts as a substitute for making direct investments in underlying instruments or to reduce certain investment exposures. To seek greater investment exposure to the Fund’s strategies, the Fund has the ability under federal law to leverage its portfolio by borrowing money from a bank in the amount up to one-third of its assets (which includes the borrowed amount). The Fund may borrow money to enter into swap contracts that may leverage the Fund’s portfolio to a significant degree. The Fund may also borrow money for direct investment purposes to purchase underlying securities in which the Fund invests. These derivatives and borrowing transactions could create aggregate exposure to securities for the Fund in excess of its net assets, thereby leveraging the Fund.

Principal Investment Risks:
Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Class N shares, which are not presented in the bar chart, would have similar annual returns to Class I shares because the Classes are invested in the same portfolio of securities and would differ only to the extent that the Classes do not have the same expenses. The performance table includes a comparison of the performance of the Fund over time to the performance of two broad-based market indices. The performance table also includes a comparison of the Fund’s performance to a composite index and to another index reflecting the Fund’s investment strategy category. You should be aware the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.redwoodmutualfunds.com/ or by calling 1-855-RED-FUND (733-3863).

Performance Bar Chart For Calendar Year Ended December 31st:

Highest Quarter:	12/31/2020	16.76%
Lowest Quarter:	03/31/2022	-9.55%

Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Average Annual Returns - Redwood Systematic Macro Trend ("SMarT") Fund	Label	1 Year		5 Years		Since Inception	[1]	Inception Date
Redwood Systematic Macro Trend ("SMarT") Fund Class I	Class I Return before taxes	8.72%		9.98%		8.08%		Nov. 02, 2017
Redwood Systematic Macro Trend ("SMarT") Fund Class I | Return after taxes on Distributions	Class I Return after taxes on Distributions	5.30%		7.12%		5.81%		Nov. 02, 2017
Redwood Systematic Macro Trend ("SMarT") Fund Class I | Return after taxes on Distributions and Sale of Fund Shares	Class I Return after taxes on Distributions and Sale of Fund Shares	5.57%		6.76%		5.51%		Nov. 02, 2017
Redwood Systematic Macro Trend ("SMarT") Fund Class N	Class N Return before taxes	9.12%		9.85%		7.91%		Nov. 02, 2017
MS Category Avg. Tactical Allocation Index(2)	MS Category Avg. Tactical Allocation Index	9.94%	[2]	4.88%	[2]	4.41%	[2]	Nov. 02, 2017	[2]
Composite Index	Composite Index	13.62%	[3]	6.11%	[3]	4.96%	[3]	Nov. 02, 2017	[3]
S&P 500 Total Return Index	S&P 500 Total Return Index	26.29%	[4]	15.69%	[4]	12.45%	[4]	Nov. 02, 2017	[4]
Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index	1.25%	[5]	(0.33%)	[5]	1.74%	[5]	Nov. 02, 2017	[5]
S&P 500 Equal Weight Index	S&P 500 Equal Weight Index	13.01%	[6]	10.76%	[6]	10.84%	[6]	Nov. 02, 2017	[6]
[1]	The inception date of the Fund is November 2, 2017.
[2]	The MS Category Avg. Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[3]	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund's performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[4]	S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[5]	The Bloomberg Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[6]	In response to regulatory requirements, the Fund’s regulatory broad-based index was changed to the S&P 500 Equal Weight Index. The S&P 500 Equal Weight Index is the equal-weight version of the S&P 500. This index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 Equal Weight Index is allocated a fixed weight – or 0.2% of the index total at each quarterly rebalance. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns are shown for Class I shares only, and after-tax returns for other classes will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.